TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Equity Index Funds

TIAA-CREF International Funds

(collectively, the “Equity and International Bond Funds”)

SUPPLEMENT NO. 2

dated October 1, 2019 to the Statutory Prospectuses dated March 1, 2019

TIAA-CREF Fixed-Income & Real Estate Securities Funds

(collectively, the “Fixed-Income & Real Estate Securities Funds”)

SUPPLEMENT NO. 1

dated October 1, 2019 to the Statutory Prospectus dated August 1, 2019

Effective immediately, the following paragraph hereby replaces in its entirety the seventh paragraph of the sub-section entitled “Additional information on investment strategies of the Funds” in the section entitled “Additional information about investment strategies and risks of the Funds” of the Statutory Prospectus of the TIAA-CREF U.S. Equity Funds:

Each Fund can invest in other derivatives and similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security, and other arrangements where the return is linked to a stock market index), options on swaps and equity-linked fixed-income securities, so long as these derivatives and other financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations, except that such instruments, as well as ETFs used for cash management purposes, will not be subject to the Social Choice Equity Fund’s and Social Choice Low Carbon Equity Fund’s ESG criteria, but may, in the case of ETFs, be subject to other ESG criteria. Changes in regulation relating to a registered investment company’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives and adversely affect the value or performance of derivatives and the Funds. Each Fund may invest in derivatives and similar financial instruments for hedging purposes or to enhance investment return.

Effective immediately, the following paragraph hereby replaces in its entirety the first paragraph of the sub-section entitled “All classes” in the section entitled “Distribution and service arrangements” of the Statutory Prospectuses of the Equity and International Bond Funds and Fixed-Income & Real Estate Securities Funds:

Nuveen Securities, LLC (“Nuveen Securities”) distributes each class of Fund shares. Nuveen Securities may enter into agreements with other intermediaries, including its affiliated broker-dealer, TIAA-CREF Individual & Institutional Services, LLC (“Services”), to offer and sell shares of the Funds. For Premier Class and Retail Class shares, Nuveen Securities may utilize some or all of the Rule 12b-1 plan fees it receives from Premier Class and Retail Class shares to pay such other intermediaries for services provided in connection with the sale, promotion and/or servicing of Premier Class and Retail Class shares, respectively. Prior to October 1, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the distributor of each class of Fund shares. Effective September 30, 2019, TPIS merged into Nuveen Securities, and Nuveen Securities became the distributor of each class of Fund shares.

Also effective immediately, all other references to “TPIS” in the Statutory Prospectuses of the Equity and International Bond Funds and Fixed-Income & Real Estate Securities Funds, as well as in Supplement No. 1 to the Statutory Prospectuses of the Equity and International Bond Funds, are hereby changed to “Nuveen Securities.”

A40609 (10/19)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1

dated October 1, 2019 to the Statement of Additional Information (“SAI”) dated August 1, 2019 and March 1, 2019 as supplemented through August 1, 2019

Effective immediately, the following paragraph hereby replaces in its entirety the only paragraph of the sub-section entitled “Exchange-Traded Funds” on page 22 of the SAI:

Additionally, certain Funds may invest in other investment companies, which may include exchange-traded funds (“ETFs”), for cash management, investment exposure or defensive purposes. ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. As with other investment companies, when a Fund invests in an ETF, it will bear certain investor expenses charged by the ETF. Generally, a Fund will treat an investment in an ETF as an investment in the type of security or index to which the ETF is attempting to provide investment exposure. For example, an investment in an ETF that attempts to provide the return of the equity securities represented in the Russell 3000® Index will be considered as an equity investment by the Fund. ETFs used for cash management purposes will not be subject to the Social Choice Equity Fund’s, Social Choice International Equity Fund’s and Social Choice Low Carbon Equity Fund’s ESG criteria, but may be subject to other ESG criteria.

Effective immediately, the reference to “2006” in the “Term of office and length of time served” column for Michael A. Forrester in the “Disinterested Trustees” chart currently appearing under the section entitled “Management of the Trust” on page 41 of the SAI is hereby changed to “2007.”

Effective immediately, the following table hereby replaces the first table appearing in the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” on page 45 of the SAI:

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FISCAL YEAR ENDED 10/31/18

Name	Aggregate compensation from the Funds[1]	Long-term compensation accrued as part of the Funds expenses[2]	Total compensation paid from TIAA-CREF Fund Complex[1]
Forrest Berkley[3]	$78,826.91	$21,828.18	$325,000.00
Joseph A. Boateng[4]	—	—	—
Janice C. Eberly[3]	71,772.91	19,281.57	295,916.67
Nancy A. Eckl	87,315.96	21,828.18	360,000.00
Michael A. Forrester[3]	86,103.24	21,828.18	355,000.00
Howell E. Jackson	86,103.24	21,828.18	355,000.00
Thomas J. Kenny[3]	104,900.42	21,828.18	432,500.00
Bridget A. Macaskill[5]	46,487.66	12,126.76	191,666.67
James M. Poterba[3]	92,773.21	21,828.18	382,500.00
Maceo K. Sloan	89,741.40	21,828.18	370,000.00
Laura T. Starks	91,196.67	21,828.18	376,000.00
[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.
[3]	A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended October 31, 2018, Mr. Berkley elected to defer $228,750, Prof. Eberly elected to defer $108,617, Mr. Forrester elected to defer $263,750, Mr. Kenny elected to defer $337,250 and Prof. Poterba elected to defer $286,250 of total compensation from the TIAA-CREF Fund Complex.
[4]	On July 17, 2019, Mr. Boateng was elected to serve as a Trustee of the Trust. Prior to his election, Mr. Boateng served as a consultant to the Boards and Management Committee of TCF, TCLF and VA-1 since December 4, 2018. During the period between December 4, 2018 and July 17, 2019, Mr. Boateng received a consulting fee, in cash, equal to the compensation paid to an independent Trustee and Manager of the Boards and Management Committee.
[5]	Effective July 20, 2018, Ms. Macaskill no longer serves as a Trustee.

Effective immediately, the following table hereby replaces the second table appearing in the sub-section entitled “Trustee and officer compensation” of the section entitled “Management of the Trust” on page 46 of the SAI:

FISCAL YEAR ENDED 3/31/19

Name	Aggregate compensation from the Funds[1]	Long-term compensation accrued as part of the Funds expenses[2]	Total compensation paid from TIAA-CREF Fund Complex[1]
Forrest Berkley[3]	$28,213.44	$7,787.71	$335,000.00
Joseph A. Boateng[4]	9,043.04	—	107,375.00
Janice C. Eberly[3]	32,396.33	8,728.23	384,666.67
Nancy A. Eckl	31,666.43	7,787.71	376,000.00
Michael A. Forrester[3]	30,318.92	7,787.71	360,000.00
Howell E. Jackson	30,718.97	7,787.71	364,750.00
Thomas J. Kenny[3]	36,803.81	7,787.71	437,000.00
Bridget A. Macaskill[5]	8,878.11	2,155.37	105,416.67
James M. Poterba[3]	32,929.72	7,787.71	391,000.00
Maceo K. Sloan	30,697.91	7,787.71	364,500.00
Laura T. Starks	31,540.10	7,787.71	374,500.00
[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.
[3]	A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended March 31, 2019, Mr. Berkley elected to defer $242,500, Prof. Eberly elected to defer $215,242, Mr. Forrester elected to defer $267,500, Mr. Kenny elected to defer $344,500 and Prof. Poterba elected to defer $298,500 of total compensation from the TIAA-CREF Fund Complex.
[4]	On July 17, 2019, Mr. Boateng was elected to serve as a Trustee of the Trust. Prior to his election, Mr. Boateng served as a consultant to the Boards and Management Committee of TCF, TCLF and VA-1 since December 4, 2018. During the period between December 4, 2018 and July 17, 2019, Mr. Boateng received a consulting fee, in cash, equal to the compensation paid to an independent Trustee and Manager of the Boards and Management Committee.
[5]	Effective July 20, 2018, Ms. Macaskill no longer serves as a Trustee.
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Effective immediately, the following paragraph hereby replaces in its entirety the second paragraph of the sub-section entitled “Investment advisory services” in the section entitled “Investment advisory and other services” on page 77 of the SAI:

TIAA, an insurance company, holds all of the shares of Nuveen, LLC (“Nuveen”), the investment management arm of TIAA. Nuveen, in turn, holds (1) all of the shares of Nuveen Finance, LLC, which holds all of the shares of Advisors, and (2) all of the shares of TIAA-CREF Asset Management LLC, which holds all of the shares of TIAA-CREF Investment Management, LLC (“Investment Management”). Nuveen Finance, LLC, also holds all the shares of Nuveen Holdings 1, Inc., which holds all the shares of Nuveen Holdings, Inc., which holds all the shares of Nuveen Investments, Inc., which holds all the shares of Nuveen Securities, LLC (“Nuveen Securities”), the principal underwriter of the Trust. TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”). Investment Management provides investment advisory services to, and Services acts as the principal underwriter for, CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

Effective immediately, the following paragraph hereby replaces in its entirety the only paragraph of the sub-section entitled “Underwriter” in the section entitled “Underwriter and other service providers” beginning on page 82 of the SAI:

Nuveen Securities, 333 West Wacker Drive, Chicago, IL 60606-1286, is considered the “principal underwriter” for the Trust. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, Nuveen Securities has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. Nuveen Securities may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with Nuveen Securities, to provide distribution-related services and shareholder services to the Funds. Prior to October 1, 2019, Teachers Personal Investors Services, Inc. (“TPIS”) was the principal underwriter for the Trust. Effective September 30, 2019, TPIS merged into Nuveen Securities, and Nuveen Securities became the principal underwriter for the Trust.

Also effective immediately, all other references to “TPIS” in the SAI are hereby changed to “Nuveen Securities.”

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A40611 (10/19)

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